Annual Total Returns	Aug. 31, 2021
Prospectus #1 | Eaton Vance Richard Bernstein All Asset Strategy Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance Richard Bernstein All Asset Strategy Fund | Class A
Bar Chart Table:
2012	7.59%
2013	13.50%
2014	3.08%
2015	(0.92%)
2016	6.73%
2017	14.70%
2018	(7.63%)
2019	12.51%
2020	9.56%
Prospectus #1 | Eaton Vance Richard Bernstein Equity Strategy Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance Richard Bernstein Equity Strategy Fund | Class A
Bar Chart Table:
2011	(6.40%)
2012	12.69%
2013	29.48%
2014	2.65%
2015	(0.74%)
2016	9.70%
2017	20.70%
2018	(11.94%)
2019	25.35%
2020	16.20%
Prospectus #2 | Eaton Vance Greater China Growth Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Eaton Vance Greater China Growth Fund | Class A
Bar Chart Table:
2011	(22.89%)
2012	22.69%
2013	15.47%
2014	(0.80%)
2015	(5.01%)
2016	1.73%
2017	49.38%
2018	(9.97%)
2019	23.24%
2020	25.13%
Prospectus #3 | Eaton Vance Worldwide Health Sciences Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #3 | Eaton Vance Worldwide Health Sciences Fund | Class A
Bar Chart Table:
2011	4.75%
2012	15.49%
2013	44.56%
2014	27.39%
2015	8.39%
2016	(14.89%)
2017	16.24%
2018	5.98%
2019	25.99%
2020	13.03%